Schedule of Fair Value Measurements of Warrants (Details) - Arena warrants [member] - $ / shares		9 Months Ended	12 Months Ended
	Apr. 08, 2024	Mar. 31, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price
Share price	$ 1.43		$ 0.97
Volatility	51.90%		54.90%
Expected life	5.0		4.83
Risk-free rate	4.43%		4.33%
Dividend yield
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Exercise price	92.5	92.5	92.5
Share price	$ 1.43	$ 0.97	$ 0.97
Volatility	51.90%	54.90%	54.90%
Expected life	5.0	4.83	4.83
Risk-free rate	4.43%	4.33%	4.33%
Dividend yield